Document and Entity Information	Sep. 21, 2018
Prospectus:
Document Type	497
Document Period End Date	Sep. 21, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Sep. 21, 2018
Document Effective Date	Sep. 21, 2018
Prospectus Date	Dec. 08, 2017
American Energy Independence ETF | American Energy Independence ETF
Prospectus:
Trading Symbol	USAI